STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Class A Common Stock Common Stock 890 5TH AVENUE PARTNERS, INC.	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Class F Common Stock Common Stock 890 5TH AVENUE PARTNERS, INC.	Additional Paid-In Capital 890 5TH AVENUE PARTNERS, INC.	Additional Paid-In Capital	Accumulated Deficit 890 5TH AVENUE PARTNERS, INC.	Accumulated Deficit	890 5TH AVENUE PARTNERS, INC.	Total
Balance at Dec. 31, 2017		$ 1,000	$ 3,000			$ 27,174,000		$ (242,427,000)		$ (216,959,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(77,535,000)		(77,535,000)
Balance at Dec. 31, 2018		1,000	3,000			32,834,000		(319,962,000)		(290,050,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(37,192,000)		(37,192,000)
Balance at Dec. 31, 2019		1,000	3,000			35,842,000		(357,154,000)		(323,371,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								10,336,000		10,336,000
Balance at Dec. 31, 2020		1,000	3,000	$ 719	$ 24,281	37,190,000	$ (11,306)	(346,818,000)	$ 13,694	(313,803,000)
Balance (in shares) at Dec. 31, 2020				7,187,500
Balance at Sep. 08, 2020				$ 0	0		0		0
Balance (in shares) at Sep. 08, 2020				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, less derivative liabilities for public warrants				$ 719	24,281		0		25,000
Sale of units in initial public offering, less derivative liabilities for public warrants (in shares)				7,187,500
Net loss				$ 0	0		(11,306)		(11,306)
Balance at Dec. 31, 2020		1,000	3,000	$ 719	24,281	37,190,000	(11,306)	(346,818,000)	13,694	(313,803,000)
Balance (in shares) at Dec. 31, 2020				7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, less derivative liabilities for public warrants						34,999,000				35,000,000
Sale of units in private placement, less derivative liabilities for private placement warrants	$ 78				7,484,113		0		7,484,191
Net loss					0		1,040,995		1,040,995
Balance at Mar. 31, 2021	$ 78			$ 719	0		(8,567,765)		(8,566,968)
Balance (in shares) at Mar. 31, 2021	777,500			7,187,500
Balance at Dec. 31, 2020		1,000	3,000	$ 719	24,281	37,190,000	(11,306)	(346,818,000)	13,694	(313,803,000)
Balance (in shares) at Dec. 31, 2020				7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(3,260,449)
Balance at Jun. 30, 2021	$ 78			$ 719	0		(12,869,209)		(12,868,412)
Balance (in shares) at Jun. 30, 2021	777,500			7,187,500
Balance at Dec. 31, 2020		$ 1,000	$ 3,000	$ 719	24,281	$ 37,190,000	(11,306)	$ (346,818,000)	13,694	(313,803,000)
Balance (in shares) at Dec. 31, 2020				7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(3,674,779)	(15,735,000)
Balance at Sep. 30, 2021	$ 78			$ 719	0		(13,283,539)		(13,282,742)	(268,782,000)
Balance (in shares) at Sep. 30, 2021	777,500			7,187,500
Balance at Mar. 31, 2021	$ 78			$ 719	0		(8,567,765)		(8,566,968)
Balance (in shares) at Mar. 31, 2021	777,500			7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					0		(4,301,444)		(4,301,444)
Balance at Jun. 30, 2021	$ 78			$ 719	0		(12,869,209)		(12,868,412)
Balance (in shares) at Jun. 30, 2021	777,500			7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					0		(414,330)		(414,330)	(3,786,000)
Balance at Sep. 30, 2021	$ 78			$ 719	$ 0		$ (13,283,539)		$ (13,282,742)	$ (268,782,000)
Balance (in shares) at Sep. 30, 2021	777,500			7,187,500